Basis of Presentation and Summary of Significant Accounting Policies - Summary of Customers Representing More Than 10% of Accounts Receivable (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Wondr Gaming [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%
Coles Supermarkets Australia Pty Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%
La Liga [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		100.00%
La Liga [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%